Fair Value Measurements (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Total derivatives	$ 21,412,304
Fair Value, Inputs, Level 3 [Member]
Total derivatives	21,412,304
Derivative liability - Warrants [Member]
Total derivatives	16,411,504
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Total derivatives	16,411,504
Derivative Liability - Conversion Option on Convertible Debenture [Member]
Total derivatives	5,000,800
Derivative Liability - Conversion Option on Convertible Debenture [Member] | Fair Value, Inputs, Level 3 [Member]
Total derivatives	$ 5,000,800